Common Shares (Tables)	12 Months Ended
Jan. 31, 2021
Summarizes the continuity of Special Warrants
	Number of	Exercised Into
	Special Warrants	Common Shares	Warrants

Balance, January 31, 2020 and 2019	–	–	–

Issued	5,889,735	–	–
Exercised into 1.10 common shares and warrants	(300,000)	330,000	330,000

Balance, January 31, 2021	5,589,735	330,000	330,000